5. OIL AND GAS PROPERTY INTERESTS (Details 2) (Peace River and Drowned properties [Member], USD $)	Dec. 31, 2012
Peace River and Drowned properties [Member]
Less than 1 year	$ 75,497
1-3 years	149,197
4-5 years	147,400
More than five years	245,366
Total	$ 617,640